Acquisitions	12 Months Ended
Sep. 30, 2013
Business Combinations [Abstract]
Acquisitions

Note 3 — Acquisitions

Entities acquired by the Company during the last three fiscal years have been consolidated into the Company’s results of operations since their respective acquisition dates. These acquisitions, individually and in the aggregate, were not material in any fiscal year.

During fiscal 2013, the Company acquired Actix International Limited (“Actix”), a provider of software for mobile network optimization, for $112,405, net of cash. Please see Note 9 to the consolidated financial statements.